Share Capital (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2014	2013
Common shares	120,247,647	119,909,016
Securities convertible into common shares
Stock options	9,465,372	10,340,968
Deferred stock units (DSUs)	244,526	89,198
	129,957,545	130,339,182

Schedule of Common Stock

	Number	Amount
December 31, 2012	121,540,562	$431,067

Issued on exercise of stock options	205,254	478
Transfer from additional paid-in capital on exercise of options	-	243
Issued on sale of shares under Employee Share Purchase Plan	66,400	196
Repurchased under normal course issuer bid	(1,903,200)	(6,746)
December 31, 2013	119,909,016	$425,238

Issued on exercise of stock options	423,031	759
Transfer from additional paid-in capital on exercise of options	-	401
Issued on sale of shares under Employee Share Purchase Plan	65,600	171
Repurchased under normal course issuer bid	(150,000)	(532)
December 31, 2014	120,247,647	$426,037

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2014		2013
	Per Share	Total	Per Share	Total
1st Quarter	$0.040	$4,510	$0.035	$4,234
2nd Quarter	0.040	4,339	0.040	4,867
3rd Quarter	0.040	4,510	0.040	4,848
4th Quarter	0.050	5,366	0.040	4,421
	$0.170	$18,725	$0.155	$18,370

Schedule of Declared Quarterly Dividends	The Company declared quarterly dividends as follows:
	2014	2013
1st Quarter	$0.040	$0.040
2nd Quarter	0.040	0.040
3rd Quarter	0.050	0.040
4th Quarter	0.050	0.040

Schedule of Option Activity

Option activity for the years ended December 31, 2014 and 2013 was as follows:

		Options Outstanding			Exercisable Options
	Number of Options	Price Range		Weighted Average Exercise Price	Number	Weighted Average Exercise Price
December 31, 2012	8,185,949	$1.42	$7.09	$4.83	3,637,490	$4.21

Granted	2,872,800	3.37	4.37	4.09
Exercised	(205,254)	1.88	4.50	2.39
Forfeited	(512,527)	3.33	7.09	5.87
December 31, 2013	10,340,968	$1.88	$7.09	$4.62	5,314,786	$4.61

Granted	555,000	3.25	4.23	$3.57
Exercised	(423,031)	1.42	2.53	1.95
Forfeited	(1,007,565)	3.33	7.06	5.02
December 31, 2014	9,465,372	$1.42	$7.06	$4.63	6,760,992	$4.83

Estimated Fair Value of Options Granted, Weighted Average Assumptions

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions:

	2014	2013
Risk free interest rate	1.6%	1.3%
Volatility	49%	43%
Expected option life (in years)	4.7	3.6
Dividend yield	4.6%	3.4%
Forfeiture rate	8.9%	4.5%

Details of Outstanding Options

Details of the outstanding options at December 31, 2014 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2014	Remaining Term of Options in Years	Weighted Average Exercise Price	Exercisable Options at December 31, 2014	Weighted Average Exercise Price
$-	$3.00	638,868	0.96	$2.53	638,868	$2.53
3.01	4.00	1,378,323	4.78	3.45	349,325	3.44
4.01	7.09	7,448,181	2.93	5.03	5,772,799	5.17
$1.88	$7.09	9,465,372	3.07	$4.63	6,760,992	$4.83

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2014 and 2013:

	2014	2013
Cost of revenue	$840	$1,128
Research and development	61	611
Marketing, general and administration	1,180	2,453
	$2,081	$4,192

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2014 and 2013 was as follows:

Number of RSUs
December 31, 2012	523,186

Granted	143,365
Settled	(272,989)
Forfeited	(32,248)
December 31, 2013	361,314

Granted	1,251,522
Settled	(115,517)
Forfeited	(203,041)
December 31, 2014	1,294,278

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2014	2013
Basic weighted average common shares outstanding	120,103,422	120,856,511
Effect of options	265,161	-
Diluted weighted average common shares outstanding	120,368,583	120,856,511